Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases	Leases
The Group’s leased assets consist of facilities, fleet and equipment pursuant to both arrangements with third parties and related parties. The carrying amounts of the Group’s right-of-use assets and the movements during the years ended 31 December 2025 and 2024 are as follows:

	2025	2024
Right-of-use assets
Balance at 1 January	125,198	119,802
Adjustments for indexed leases	4,882	6,283
New leases	24,594	41,506
Cancelled leases	(2,132)	(476)
Remeasurement due to acquisition of equipment	—	(27,902)
Depreciation	(14,485)	(13,377)
Translation difference	237	(638)
Balance at 31 December	138,294	125,198

The Group entered into a lease agreement with Fasteignafélagið Eyjólfur hf. in April 2023 for a new facility in Iceland with remaining lease terms of approximately 13 years as of 31 December 2025. The building is 140,000 square feet. The construction was completed in 2024 and the final details were finalized in 2025. The lease amount was in substance fixed and is based on construction cost. On 12 December 2024 the Group entered into a settlement with Fasteignafélagið Eyjólfur hf. with respect to Alvotech hf.'s equipment located in the leased premises and operated by Alvotech hf., which had been acquired by Faseignafélagið Eyjólfur hf. This resulted in an amendment of the lease agreement which resulted in a partial termination of the right-of-use asset amounting to $27.9 million and remeasurement of the lease liability reducing the liability by $28.3 million. The Group recognized $0.4 million income due to this remeasurement in the consolidated statements of profit or loss and other comprehensive income or loss. The related right-of-use asset as of 31 December 2025 amounts to $81.4 million.

The Group’s right-of-use assets as of 31 December 2025 and 2024 are comprised of the following:

	2025	2024
Right-of-use assets
Facilities	131,573	117,931
Fleet	171	268
Equipment	6,550	6,999
Balance at 31 December	138,294	125,198
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The Group’s lease liabilities and the movements during the years ended 31 December 2025 and 2024 are as follows:

	2025	2024
Lease liabilities
Balance at 1 January	121,652	115,315
Adjustments for indexed leases	4,880	6,325
New leases	24,470	41,584
Cancelled leases	(3,889)	(484)
Installment payments	(11,189)	(10,725)
Remeasurement due to acquisition of equipment	—	(28,252)
Foreign currency adjustment	13,803	(1,695)
Translation difference	350	(416)
Balance at 31 December	150,077	121,652
Current liabilities	(12,078)	(9,515)
Non-current liabilities	137,999	112,137
The amounts recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2025, 2024, and 2023 in relation to the Group’s lease arrangements are as follows:

	2025	2024	2023
Depreciation expense from right-of-use assets
Facilities	(13,706)	(11,922)	(7,631)
Fleet	(159)	(161)	(180)
Equipment	(620)	(1,294)	(1,102)
Total depreciation expense from right-of-use assets	(14,485)	(13,377)	(8,913)
Interest expense on lease liabilities	(9,238)	(6,614)	(3,840)
Foreign currency difference on lease liability	(13,803)	(1,695)	(1,932)
Gain/(loss) from extinguishment of lease agreement	1,757	375	(28)
Total amount recognized in profit and loss	(35,769)	(21,311)	(14,713)
The maturity analysis of undiscounted lease payments as of 31 December 2025 and 2024 is as follows:

	2025	2024
Less than one year	21,577	16,731
One to five years	75,002	58,722
Thereafter	116,424	101,703
	213,003	177,156
The Group’s lease liabilities as of 31 December 2025 and 2024 do not include short-term leases and low value leases. During these years the Group expensed $0.4 million and $0.2 million, respectively, in relation to such leases.